Contract liabilities - Summary of current and non-current contract liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities.
Long-term contract liabilities	₺ 2,524,641	₺ 2,817,919
Short-term contract liabilities	2,021,937	1,992,836
Total	4,546,578	4,810,755
Revenue related to liabilities carried forward	₺ 1,992,836	₺ 2,480,408